Lease (Details 1) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Operating Leases
Operating lease ROU asset	$ 263,034	$ 324,267	$ 351,699
Current operating lease liabilities	103,780	101,505
Noncurrent operating lease liabilities	168,390	231,312
Total operating lease liabilities	272,170	332,817	$ 356,689
Finance leases:
Property and equipment, at cost	4,366,665	3,596,400
Accumulated amortization	(3,172,342)	(1,524,552)
Property and equipment, net	1,194,323	2,071,848
Current obligations of finance leases	1,139,827	833,148
Finance leases, net of current obligations	1,509,615	1,713,122
Total finance lease liabilities	$ 2,649,442	$ 2,546,270